Report of the directors financial review risk report - Balance sheet of insurance manufacturing subsidiaries by type of contract (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
– trading assets	$ 260,250	$ 231,990
– derivatives	209,516	307,726
Total external assets		2,984,164
Deferred tax liabilities	4,338	4,313
Total liabilities	2,769,241	2,779,169
Total equity	206,764	204,995	$ 195,221	$ 192,668
Total equity and liabilities	2,976,005	2,984,164
Insurance manufacturing subsidiaries
Disclosure of financial assets [line items]
Financial assets	125,758	121,127
– trading assets	0	0
Financial assets at fair value	43,457	39,553
– derivatives	155	281
– financial investments – at amortised cost	59,830	58,426
– financial investments – at fair value through other comprehensive income	14,041	14,921
Other financial assets	8,275	7,946
Reinsurance assets	3,894	3,770
PVIF	9,449	9,435
Other assets and investment properties	3,929	3,577
Total external assets	143,030	137,909
Liabilities under investment contracts designated at fair value	6,331	6,385
Liabilities under insurance contracts	110,636	107,261
Deferred tax liabilities	1,614	1,575
Other liabilities	8,068	7,244
Total liabilities	126,649	122,465
Total equity	16,381	15,444
Total equity and liabilities	143,030	137,909
Assets and liabilities related to insurance contracts | Insurance manufacturing subsidiaries | With DPF
Disclosure of financial assets [line items]
Financial assets	87,984	84,478
– trading assets	0	0
Financial assets at fair value	29,111	26,002
– derivatives	146	262
– financial investments – at amortised cost	41,201	39,891
– financial investments – at fair value through other comprehensive income	11,851	12,531
Other financial assets	5,675	5,792
Reinsurance assets	2,191	2,256
PVIF	0	0
Other assets and investment properties	2,551	2,628
Total external assets	92,726	89,362
Liabilities under investment contracts designated at fair value	0	0
Liabilities under insurance contracts	87,685	84,931
Deferred tax liabilities	180	145
Other liabilities	0	0
Total liabilities	87,865	85,076
Total equity	0	0
Total equity and liabilities	87,865	85,076
Assets and liabilities related to insurance contracts | Insurance manufacturing subsidiaries | Unit- linked
Disclosure of financial assets [line items]
Financial assets	9,134	8,802
– trading assets	0	0
Financial assets at fair value	8,788	8,558
– derivatives	1	3
– financial investments – at amortised cost	93	30
– financial investments – at fair value through other comprehensive income	0	0
Other financial assets	252	211
Reinsurance assets	77	65
PVIF	0	0
Other assets and investment properties	3	1
Total external assets	9,214	8,868
Liabilities under investment contracts designated at fair value	2,390	2,285
Liabilities under insurance contracts	6,726	6,503
Deferred tax liabilities	8	5
Other liabilities	0	0
Total liabilities	9,124	8,793
Total equity	0	0
Total equity and liabilities	9,124	8,793
Assets and liabilities related to insurance contracts | Insurance manufacturing subsidiaries | Other contracts
Disclosure of financial assets [line items]
Financial assets	19,402	18,932
– trading assets	0	0
Financial assets at fair value	3,651	3,508
– derivatives	6	13
– financial investments – at amortised cost	14,145	13,984
– financial investments – at fair value through other comprehensive income	490	459
Other financial assets	1,110	968
Reinsurance assets	1,625	1,447
PVIF	0	0
Other assets and investment properties	658	227
Total external assets	21,685	20,606
Liabilities under investment contracts designated at fair value	3,941	4,100
Liabilities under insurance contracts	16,225	15,827
Deferred tax liabilities	19	25
Other liabilities	0	0
Total liabilities	20,185	19,952
Total equity	0	0
Total equity and liabilities	20,185	19,952
Shareholder assets and liabilities | Insurance manufacturing subsidiaries
Disclosure of financial assets [line items]
Financial assets	9,238	8,915
– trading assets	0	0
Financial assets at fair value	1,907	1,485
– derivatives	2	3
– financial investments – at amortised cost	4,391	4,521
– financial investments – at fair value through other comprehensive income	1,700	1,931
Other financial assets	1,238	975
Reinsurance assets	1	2
PVIF	9,449	9,435
Other assets and investment properties	717	721
Total external assets	19,405	19,073
Liabilities under investment contracts designated at fair value	0	0
Liabilities under insurance contracts	0	0
Deferred tax liabilities	1,407	1,400
Other liabilities	8,068	7,244
Total liabilities	9,475	8,644
Total equity	16,381	15,444
Total equity and liabilities	$ 25,856	$ 24,088